Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Stock par value (in Dollars per share)	$ 0.001	$ 0.001
Common Stock shares authorized	490,000,000	490,000,000
Common Stock shares issued	145,331,495	141,835,662
Common Stock shares outstanding	145,331,495	141,835,662
Convertible Note Payable - Related Party [Member]
Unamortized discount	$ 7,749
Convertible Line of Credit [Member]
Unamortized discount	0	$ 226,768
Note Payable [Member]
Unamortized discount	74,315
Convertible Notes Payable [Member]
Unamortized discount	446,381	175,668
Notes Payable, Other Payables [Member]
Unamortized discount	$ 74,315
Lender Note [Member]
Unamortized discount		$ 232,768